Financial Instruments and Financial Risk Management (Tables)	6 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on a recurring basis in the consolidated statements of financial position:

			Fair value
	Level	Measurement	March 31, 2025	September 30, 2024
Other assets
Senior Note - embedded derivative	3	FVtPL	23,782	32,609
Other current assets
Currency derivative	2	FVtPL	2,718	8,104
Other financial liabilities
Currency derivative	2	FVtPL	5,355	625

Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings and Tax Receivable Liability Carried at Amortized Cost

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

(EUR in thousands)	Level	Nominal value	Carrying value	Fair value
March 31, 2025
*EUR Term Loan	2	375,000	375,030	383,435
*USD Term Loan	2	162,300	163,043	170,779
Vendor Loan	2	208,305	216,660	221,144
Senior Notes	2	428,500	445,862	443,184

September 30, 2024
*EUR Term Loan	2	375,000	375,905	396,560
*USD Term Loan	2	160,772	159,870	169,363
Vendor Loan	2	208,305	212,121	216,322
Senior Notes	2	428,500	446,739	449,533

*The New EUR Term Loan and New USD Term Loan, as defined in the Form 20-F for the year ended September 30, 2024, are referred to as the EUR Term Loan and USD Term Loan, respectively, throughout these interim condensed consolidated financial statements.

The following table presents the fair value and fair value hierarchy of the Company's Tax Receivable Agreement liability carried at amortized cost:

	Level	Carrying value	Fair value
March 31, 2025
Tax receivable agreement liability	3	373,738	370,747

September 30, 2024
Tax receivable agreement liability	3	359,890	382,619